CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIENCY) EQUITY - USD ($)	Common Shares [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Preferred Stock [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 71,128	$ 4,881,391	$ (13,445,429)		$ (8,492,910)
Beginning Balance (Shares) at Dec. 31, 2014	71,128,456			2,027,945
Share-based compensation		147,622			147,622
Net loss for the year			(1,205,039)		(1,205,039)
Ending Balance at Dec. 31, 2015	$ 71,128	5,029,013	(14,650,468)		(9,550,327)
Ending Balance (Shares) at Dec. 31, 2015	71,128,456			2,027,945
Share-based compensation		64,403			64,403
Reclassification of preferred shares		2,025,917		$ 2,028	2,027,945
Issuance of preferred shares to settle related party debt		7,855,991		$ 7,864	7,863,855
Issuance of preferred shares to settle related party debt (Shares)				7,863,855
Net loss for the year			(269,508)		(269,508)
Ending Balance at Dec. 31, 2016	$ 71,128	14,975,324	(14,919,976)	$ 9,892	136,368
Ending Balance (Shares) at Dec. 31, 2016	71,128,456			9,891,800
Share-based compensation		250,819			250,819
Net loss for the year			(1,103,902)		(1,103,902)
Ending Balance at Dec. 31, 2017	$ 71,128	$ 15,226,143	$ (16,023,878)	$ 9,892	$ (716,715)
Ending Balance (Shares) at Dec. 31, 2017	71,128,456			9,891,800